Weighted Average Remaining Amortization Periods and Expected Amortization Expense for the Next Five Years for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Expected Amortization Expense-2012	$ 22,962
Expected Amortization Expense-2013	18,968
Expected Amortization Expense-2014	10,198
Expected Amortization Expense-2015	5,852
Expected Amortization Expense-2016	3,791
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (years)	2.2
Expected Amortization Expense-2012	3,854
Expected Amortization Expense-2013	1,758
Expected Amortization Expense-2014	1,352
Expected Amortization Expense-2015	0
Expected Amortization Expense-2016	0
Patents, trademarks and tradename
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (years)	4.3
Expected Amortization Expense-2012	179
Expected Amortization Expense-2013	123
Expected Amortization Expense-2014	123
Expected Amortization Expense-2015	54
Expected Amortization Expense-2016	40
Customer relationships and contracts
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (years)	8.3
Expected Amortization Expense-2012	18,708
Expected Amortization Expense-2013	16,866
Expected Amortization Expense-2014	8,501
Expected Amortization Expense-2015	5,577
Expected Amortization Expense-2016	3,530
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining amortization period (years)	19.0
Expected Amortization Expense-2012	221
Expected Amortization Expense-2013	221
Expected Amortization Expense-2014	221
Expected Amortization Expense-2015	221
Expected Amortization Expense-2016	$ 221